BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative) - $ / shares	Jun. 12, 2024	Oct. 04, 2023	Sep. 04, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 20, 2023	May 30, 2023
Common stock, shares issued				20,000,000	20,000,000	10	1
Common stock, shares authorized			50,000	1,000,000,000,000	1,000,000,000,000		500,000,000
Common stock, par value			$ 1.00	$ 0.0000005	$ 0.0000005		$ 0.001
Hero Global Enterprises Limited [Member]
Ownership percentage	97.00%	73.50%	78.38%
United Source [Member]
Ownership percentage		4.50%	4.50%
Ms Kong [Member]
Ownership percentage		4.90%	4.90%
Trillion Able [Member]
Ownership percentage		4.90%	4.90%
Better Access [Member]
Ownership percentage		4.30%	4.30%
Mr Gao [Member]
Ownership percentage	3.00%	3.00%	3.00%	100.00%
True Sage [Member]
Ownership percentage		4.90%
Mr Gao [Member]
Shares issued	1	300	299
Hero Global Enterprises Limited [Member]
Shares issued	1
Hero Global Enterprises Limited [Member]
Shares issued		7,350	7,838
United Source [Member]
Shares issued		450	450
Ms Kong [Member]
Shares issued		490	490
Trillion Able [Member]
Shares issued		490	490
Better Access [Member]
Shares issued		430	430
True Sage [Member]
Shares issued		490